Gross Carrying Amount, Accumulated Amortization and Net Carrying Amount of Intangible Assets (Detail) (JPY ¥) In Millions	Mar. 31, 2011		Mar. 31, 2010
Intangible Assets by Major Class [Line Items]
Gross carrying amount	¥ 86,304		¥ 86,571
Accumulated amortization	10,537		5,577
Net carrying amount	75,767		80,994
Intangible assets subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	76,536		76,816
Accumulated amortization	10,537		5,577
Net carrying amount	65,999		71,239
Intangible assets subject to amortization | Customer relationships
Intangible Assets by Major Class [Line Items]
Gross carrying amount	73,949	[1]	73,949	[1]
Accumulated amortization	8,347	[1]	3,193	[1]
Net carrying amount	65,602	[1]	70,756	[1]
Intangible assets subject to amortization | Other
Intangible Assets by Major Class [Line Items]
Gross carrying amount	2,587		2,867
Accumulated amortization	2,190		2,384
Net carrying amount	397		483
Intangible assets not subject to amortization
Intangible Assets by Major Class [Line Items]
Gross carrying amount	9,768		9,755
Net carrying amount	¥ 9,768		¥ 9,755

[1]	Customer relationships were acquired by the merger of MHSC and Shinko. See Note 3 "Business combination" for further information.